Inventories - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Decrease (increase) in inventories	€ 328
Inventory write-down	€ 154	€ 230